Lease Liabilities - Summary of Detailed Information About Contractual Maturities of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Lease Liabilities [Line Items]
Lease liabilities payable	$ 425	$ 991
Less: Amount due for settlement within 12 months shown under current liabilities	(158)	(614)
Amount due for settlement after 12 months shown under non-current liabilities	267	377
Within one year [member]
Disclosure of Lease Liabilities [Line Items]
Lease liabilities payable	158	614
More than one year, but not exceeding two years [member]
Disclosure of Lease Liabilities [Line Items]
Lease liabilities payable	126	126
More than two years, but not exceeding five years [member]
Disclosure of Lease Liabilities [Line Items]
Lease liabilities payable	$ 141	$ 251